Provisions (Tables)	6 Months Ended
Jun. 30, 2026
Text block1 [abstract]
Details of Provisions

	As of January 1, 2026	Additions	Amounts used during the period	Reversals	OCI	As of June 30, 2026
	$ in thousands
Retirement indemnities	1,329	82	(83)	-	4	1,332
Employee litigation and severance	360	-	(39)	-	(10)	311
Commercial litigation	625	-	-	-	(19)	606
Other provision for charges	183	-	(182)	-	(1)	-
Total	2,498	82	(304)	-	(26)	2,249
Non-current provisions	1,329	82	(83)	-	4	1,332
Current provisions	1,169	-	(221)	-	(30)	917